UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-21279
                                                     ---------

                               THE MERGER FUND VL
                               ------------------
               (Exact name of registrant as specified in charter)

                             100 SUMMIT LAKE DRIVE
                            VALHALLA, NEW YORK 10595
                            ------------------------
              (Address of principal executive offices) (Zip code)

                                BONNIE L. SMITH
                             100 SUMMIT LAKE DRIVE
                            VALHALLA, NEW YORK 10595
                            ------------------------
                    (Name and address of agent for service)

                                  914-741-5600
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end:  DECEMBER 31
                          -----------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               THE MERGER FUND VL

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2005

                                    CHART 1
                             PORTFOLIO COMPOSITION
                              BY TYPE OF DEAL*<F1>

                    FRIENDLY                               100.0%
                    HOSTILE                                  0.0%

                                    CHART 2
                             PORTFOLIO COMPOSITION
                             BY TYPE OF BUYER*<F1>

                    STRATEGIC                               84.1%
                    FINANCIAL                               15.9%

                                    CHART 3
                             PORTFOLIO COMPOSITION
                               BY DEAL TERMS*<F1>

                    STOCK WITH FIXED EXCHANGE RATIO         11.2%
                    STOCK WITH FLEXIBLE EXCHANGE RATIO       4.2%
                    CASH & STOCK                            40.1%
                    CASH                                    38.6%
                    UNDETERMINED                             5.9%

                                                 *<F1>  Data as of June 30, 2005

                                    CHART 4
                             PORTFOLIO COMPOSITION
                                 BY SECTOR*<F2>

                    HEALTHCARE                              23.3%
                    TELECOMMUNICATIONS                      17.0%
                    CONSUMER NON-DURABLES                   15.4%
                    CONSUMER SERVICES                       12.9%
                    BUSINESS SERVICES                        6.7%
                    ENERGY                                   6.1%
                    TECHNOLOGY                               5.9%
                    MEDIA & ENTERTAINMENT                    5.6%
                    TRANSPORTATION                           4.0%
                    FINANCIAL SERVICES                       2.7%
                    CAPITAL GOODS                            0.4%


                                    CHART 5
                             PORTFOLIO COMPOSITION
                                 BY REGION*<F2>

                    UNITED STATES                           78.3%
                    EUROPE                                  15.6%
                    CANADA                                   6.1%

                                                 *<F2>  Data as of June 30, 2005

                                    CHART 6
                                MERGER ACTIVITY
                                  1991 - 2005

            FIRST QUARTER   SECOND QUARTER   THIRD QUARTER      FOURTH QUARTER
            -------------   --------------   -------------      --------------
  1991         $19.9516       $20.5286          $27.3834            $16.3747
  1992         $16.6579       $30.7912          $16.1062            $20.9834
  1993         $20.3626       $30.0446          $72.4562            $64.2678
  1994         $43.9419       $41.2508          $79.3201            $58.3516
  1995         $63.2519      $109.5822         $138.6244            $92.8259
  1996         $81.5836      $147.5119         $114.5835           $180.8346
  1997        $157.8150      $135.3298         $146.4147           $247.8092
  1998        $207.8147      $667.8133         $273.4782           $271.3921
  1999        $344.2760      $473.5610         $227.3533           $495.8469
  2000        $495.6549      $238.7511         $432.3114           $264.6629
  2001        $161.5246      $138.7080         $154.2153           $121.5994
  2002         $45.7014       $60.8711          $95.8875            $44.3849
  2003         $36.7571       $57.2983          $72.9279           $161.5566
  2004        $250.4977      $109.3510          $99.8604           $186.5095
  2005        $215.1986      $225.5347

Source: Securities Data Corp.

THE MERGER FUND VL
EXPENSE EXAMPLE
JUNE 30, 2005

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 for the period 1/1/05 - 6/30/05.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions held by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                    BEGINNING ACCOUNT               ENDING ACCOUNT                  EXPENSES PAID DURING
                                       VALUE 1/1/05                  VALUE 6/30/05              PERIOD 1/1/05 - 6/30/05*<F7>
                                       ------------                  -------------              ----------------------------
Actual +<F3> (1)<F5>                   $1,000.00                       $1,028.30                              $8.85
Hypothetical ++<F4> (2)<F6>            $1,000.00                       $1,016.07                              $8.80



+<F3> Excluding dividends on short positions, your actual cost of investment in the Fund would be $7.04.
++<F4> Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $7.00.
(1)<F5> Ending account values and expenses paid during period based on a 2.83% return. This actual return is net of expenses.
(2)<F6> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*<F7> Expenses are equal to the Fund's annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE MERGER FUND VL
SCHEDULE OF INVESTMENTS
JUNE 30, 2005
(UNAUDITED)

    SHARES                                                            VALUE
    ------                                                            -----
COMMON STOCKS -- 83.55%*<F8>
            BANKS -- 1.22%*<F8>
     2,325  Bayerische Hypo - und Vereinsbank AG(1)<F11>**<F9>     $   61,034
                                                                   ----------
            BROADCASTING -- 1.48%*<F8>
     4,100  Lin TV Corp -- Class A(4)<F14>**<F9>                       56,949
     1,038  News Corporation -- Class A(2)<F12>                        16,795
                                                                   ----------
                                                                       73,744
                                                                   ----------
            CABLE TV -- 2.26%*<F8>
     3,500  Cablevision Systems Corporation(2)<F12>**<F9>             112,700
                                                                   ----------
            COMPUTER HARDWARE -- 1.24%*<F8>
     1,700  Storage Technology Corporation **<F9>                      61,693
                                                                   ----------
            COMPUTER SERVICES -- 2.75%*<F8>
     3,900  SunGard Data Systems Inc.(5)<F15>**<F9>                   137,163
                                                                   ----------
            CONSULTING SERVICES -- 0.35%*<F8>
     1,650  Gartner, Inc. -- Class B**<F9>                             17,474
                                                                   ----------
            DATABASE MARKETING SERVICES -- 1.48%*<F8>
     6,300  InfoUSA Inc.(4)<F14>**<F9>                                 73,710
                                                                   ----------
            DIALYSIS PRODUCTS & SERVICES -- 5.55%*<F8>
     7,352  Medicore, Inc.(5)<F15>**<F9>                               92,562
     4,000  Renal Care Group(5)<F15>**<F9>                            184,400
                                                                   ----------
                                                                      276,962
                                                                   ----------
            DIVERSIFIED CONSUMER PRODUCTS -- 5.62%*<F8>
     5,544  The Gillette Company(2)<F12>                              280,693
                                                                   ----------
            E-COMMERCE -- 3.20%*<F8>
     3,070  Ask Jeeves, Inc.(4)<F14>**<F9>                             92,683
     7,988  DoubleClick Inc.**<F9>                                     67,019
                                                                   ----------
                                                                      159,702
                                                                   ----------
            EDUCATIONAL PRODUCTS -- 1.96%*<F8>
     2,100  School Specialty, Inc.(4)<F14>**<F9>                       97,650
                                                                   ----------
            HOME HEALTHCARE -- 0.97%*<F8>
     1,400  Apria Healthcare Group Inc. **<F9>                         48,496
                                                                   ----------
            INFORMATION TECHNOLOGY -- 2.80%*<F8>
     6,150  The Titan Corporation(2)<F12>**<F9>                       139,851
                                                                   ----------
            INSURANCE -- 1.47%*<F8>
    13,400  Skandia Forsakrings AB(1)<F11>(4)<F14>                     73,585
                                                                   ----------
            MEDICAL DEVICES -- 10.34%*<F8>
     5,300  Guidant Corporation(3)<F13>                               356,690
     2,390  INAMED Corporation(2)<F12>**<F9>                          160,058
                                                                   ----------
                                                                      516,748
                                                                   ----------
            OIL & GAS EXPLORATION -- 5.12%*<F8>
     2,280  Penn West Energy Trust(1)<F11>                             53,927
     3,100  Unocal Corporation(3)<F13>                                201,655
                                                                   ----------
                                                                      255,582
                                                                   ----------
            OIL REFINING & MARKETING -- 1.04%*<F8>
       700  Premcor Inc.(5)<F15>                                       51,926
                                                                   ----------
            PHARMACEUTICALS -- 4.03%*<F8>
     5,509  Transkaryotic Therapies, Inc.(4)<F14>**<F9>               201,519
                                                                   ----------
            PHARMACY SERVICES -- 2.45%*<8>
     2,700  Accredo Health, Incorporated(2)<F12>**<F9>                122,580
                                                                   ----------
            RETAILING -- 11.89%.*<F8>
     4,020  Brookstone, Inc.(4)<F14>**<F9>                             75,898
     2,500  Electronics Boutique Holdings Corp.(2)<F12>**<F9>         158,725
     4,375  May Department Stores Company(2)<F12>                     175,700
       900  The Neiman Marcus Group, Inc. -- Class A                   87,228
     3,650  Toys "R" Us, Inc.(4)<F14>**<F9>                            96,652
                                                                   ----------
                                                                      594,203
                                                                   ----------
            SHIPPING -- 1.97%*<F8>
     1,450  Koninklijke P&O Nedlloyd NV(1)<F11>(4)<F14>                98,538
                                                                   ----------
            STEEL -- 0.39%*<F8>
       824  Mittal Steel Company NV -- Class A - NYS **<F9>            19,562
                                                                   ----------
            TELEPHONY -- 11.95%*<F8>
     4,500  MCI Inc.(2)<F12>**<F9>                                    115,695
     4,870  Nextel Communications, Inc. -- Class A(2)<F12>**<F9>      157,350
    11,995  Price Communications Corporation(5)<F15>**<F9>            207,514
     2,750  Western Wireless Corporation -- Class A(5)<F15>**<F9>     116,325
                                                                   ----------
                                                                      596,884
                                                                   ----------
            TRUCKING -- 2.02%*<F8>
     2,350  Overnite Corporation(4)<F14>                              101,003
                                                                   ----------
            TOTAL COMMON STOCKS (Cost $4,066,854)                   4,173,002
                                                                   ----------
   PRINCIPAL
    AMOUNT
    ------
TAX ESCROW NOTES -- 0.06%*<F8>
   $ 4,979  NextWave Wireless LLC Secured Note                          2,738
                                                                   ----------
            TOTAL TAX ESCROW NOTES (Cost $2,738)                        2,738
                                                                   ----------
CORPORATE BONDS -- 3.29%*<F8>
            ADELPHIA COMMUNICATIONS CORPORATION:
    24,000  9.38%, 11/15/2009 D<F10>                                   21,360
   104,000  10.25%, 06/15/2011 D<F10>                                  93,860
    55,000  Toys "R" Us, Inc. 7.88%, 04/15/2013                        49,225
                                                                   ----------
            TOTAL CORPORATE BONDS (Cost $166,683)                     164,445
                                                                   ----------
            TOTAL INVESTMENTS (Cost $4,236,275)                    $4,340,185
                                                                   ----------
                                                                   ----------
*<F8>     Calculated as a percentage of net assets.
**<F9>    Non-income producing security.
D<F10>    Security in default.
NYS - New York Shares
(1)<F11>  Foreign security.
(2)<F12> All or a portion of the shares have been committed as collateral for open short positions.
(3)<F13> All or a portion of the shares have been committed as collateral for written option contracts.
(4)<F14> All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(5)<F15> All or a portion of the shares have been committed as collateral for equity swap contracts.

See notes to the financial statements.

THE MERGER FUND VL
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2005
(UNAUDITED)

      SHARES                                                           VALUE
      ------                                                           -----
       1,505   ALLTEL Corporation                                  $   93,731
       4,999   Dialysis Corporation of America                        108,228
       1,065   Energy Select Sector SPDR Fund                          47,361
       1,362   Federated Department Stores, Inc.                       99,807
       1,900   GameStop Corporation -- Class A                         62,149
       1,650   Gartner, Inc. -- Class A                                17,523
       3,910   IAC/InterActiveCorp                                     94,035
       1,508   Johnson & Johnson                                       98,020
         810   Medco Health Solutions, Inc.                            43,222
       3,150   Medicis Pharmaceutical Corporation -- Class A           99,950
       1,040   News Corporation -- Class B                             17,534
         510   Pernod Ricard SA                                        81,477
       5,450   The Procter & Gamble Company                           287,487
       6,330   Sprint Corporation                                     158,820
      11,625   UniCredito Italiano SpA                                 61,456
         310   Valero Energy Corporation                               24,524
       1,254   Verizon Communications Inc.                             43,326
                                                                   ----------
               TOTAL SECURITIES SOLD SHORT
               (Proceeds $1,350,092)                               $1,438,650
                                                                   ----------
                                                                   ----------
See notes to the financial statements.

THE MERGER FUND VL
SCHEDULE OF OPTIONS WRITTEN
JUNE 30, 2005
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                    VALUE
-----------------------------------                                    -----
CALL OPTIONS
        14  Apria Healthcare Group Inc.                               $   630
            Expiration July 16, 2005, Exercise Price $35.00
            Cablevision Systems Corporation:
         9  Expiration July 16, 2005, Exercise Price $32.50               180
        23  Expiration August 20, 2005, Exercise Price $32.50           1,380
            Guidant Corporation:
         1  Expiration July 16, 2005, Exercise Price $70.00                60
         3  Expiration August 20, 2005, Exercise Price $70.00             578
        45  MCI Inc.                                                    3,600
            Expiration July 16, 2005, Exercise Price $25.00
         6  Mittal Steel Company NV                                       150
            Expiration July 16, 2005, Exercise Price $25.00
        19  The Titan Corporation                                         570
            Expiration July 16, 2005, Exercise Price $22.50
            Unocal Corporation:
        16  Expiration July 16, 2005, Exercise Price $65.00             1,520
        15  Expiration August 20, 2005, Exercise Price $65.00           2,550
                                                                      -------
            TOTAL OPTIONS WRITTEN
            (Premiums received $16,204)                               $11,218
                                                                      -------
                                                                      -------
See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)


ASSETS:
     Investments, at value (Cost $4,236,275)                                                                       $4,340,185
     Deposit at brokers for short sales                                                                               947,170
     Receivable from brokers for proceeds on
       securities sold short                                                                                        1,339,341
     Receivable for investments sold                                                                                  400,230
     Receivable for written options                                                                                     5,285
     Receivable for forward currency exchange contracts                                                                 6,586
     Receivable from investment adviser                                                                                 1,348
     Dividends and interest receivable                                                                                  1,387
     Prepaid expenses                                                                                                     318
                                                                                                                   ----------
          Total Assets                                                                                              7,041,850
                                                                                                                   ----------
LIABILITIES:
     Securities sold short, at value (Proceeds of $1,350,092)                             $1,438,650
     Options written, at value (Premiums received $16,204)                                    11,218
       See accompanying schedule
     Payable to custodian                                                                     19,602
     Payable for equity swap contracts                                                         5,961
     Payable for dividends on securities sold short                                            2,480
     Payable for investment securities purchased                                             526,096
     Accrued expenses and other payables                                                      42,927
                                                                                          ----------
          Total Liabilities                                                                                         2,046,934
                                                                                                                   ----------
NET ASSETS                                                                                                         $4,994,916
                                                                                                                   ----------
                                                                                                                   ----------
NET ASSETS Consist Of:
     Accumulated undistributed net realized gain on investments sold                                               $  176,042
     Net unrealized appreciation (depreciation) on:
       Investments                                                                         $ 103,910
       Short positions                                                                       (88,558)
       Written options                                                                         4,986
       Equity swap contracts                                                                 (11,087)
       Foreign currency translation                                                                1
       Forward currency exchange contracts                                                     6,586
                                                                                           ---------
       Net unrealized appreciation                                                                                     15,838
     Paid-in capital                                                                                                4,803,036
                                                                                                                   ----------
          Total Net Assets                                                                                         $4,994,916
                                                                                                                   ----------
                                                                                                                   ----------
NET ASSET VALUE, offering price and redemption price per share
  ($4,994,916/458,249 shares of beneficial interest outstanding)                                                       $10.90
                                                                                                                       ------
                                                                                                                       ------



                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)


INVESTMENT INCOME:
     Interest                                                                                                        $ 13,437
     Dividend income on long positions
       (net of foreign withholding taxes of $110)                                                                       3,849
                                                                                                                     --------
          Total investment income                                                                                      17,286
                                                                                                                     --------
EXPENSES:
     Investment advisory fee                                                                $ 20,433
     Transfer agent and shareholder servicing agent fees                                      31,589
     Federal and state registration fees                                                         362
     Professional fees                                                                        37,180
     Trustees' fees and expenses                                                               6,013
     Custody fees                                                                                590
     Administration fee                                                                       20,010
     Reports to shareholders                                                                   4,254
     Dividends on short positions                                                              5,946
                                                                                            --------
          Total operating expenses                                                                                    126,377
     Less: Expenses waived (Note 6)                                                                                   (97,547)
                                                                                                                     --------
          Total expenses                                                                                               28,830
                                                                                                                     --------
NET INVESTMENT LOSS                                                                                                   (11,544)
                                                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on:
       Long transactions                                                                     130,371
       Short transactions                                                                    (12,461)
       Option contracts expired or closed                                                     17,366
       Equity swap contracts                                                                    (758)
       Foreign currencies                                                                     (5,428)
                                                                                            --------
       Net realized gain                                                                                              129,090
     Change in unrealized appreciation / depreciation on:
       Investments                                                                            62,295
       Short positions                                                                       (67,904)
       Written options                                                                         5,933
       Equity swap contracts                                                                 (11,693)
       Foreign currency translation                                                                2
       Forward currency exchange contracts                                                     7,940
                                                                                            --------
       Net unrealized loss                                                                                             (3,427)
                                                                                                                     --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                                       125,663
                                                                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $114,119
                                                                                                                     --------
                                                                                                                     --------

                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF CHANGES IN NET ASSETS



                                                                                SIX MONTHS ENDED     PERIOD MAY 26, 2004(1)<F16>
                                                                                  JUNE 30, 2005                THROUGH
                                                                                   (UNAUDITED)            DECEMBER 31, 2004
                                                                                   ----------             -----------------
Net investment loss                                                                  $  (11,544)              $   (2,358)
Net realized gain on investments sold, option contracts
  expired or closed, foreign currency exchange contracts,
  securities sold short and equity swap contracts                                       129,090                   60,854
Change in unrealized appreciation / depreciation
  on investments, foreign currencies, forward currency
  exchange contracts, short positions, equity swap
  contracts and written options                                                          (3,427)                  19,265
                                                                                     ----------               ----------
Net increase in net assets resulting from operations                                    114,119                   77,761
                                                                                     ----------               ----------
Net increase in net assets from
  capital share transactions (Note 4)                                                 3,519,264                1,183,772
                                                                                     ----------               ----------
Net increase in net assets                                                            3,633,383                1,261,533
NET ASSETS:
Beginning of period                                                                   1,361,533                  100,000
                                                                                     ----------               ----------
End of period (including accumulated undistributed
  net investment income of $0 and $248, respectively)                                $4,994,916               $1,361,533
                                                                                     ----------               ----------
                                                                                     ----------               ----------


(1)<F16>  Commencement of Operations.

See notes to the financial statements.

THE MERGER FUND VL
FINANCIAL HIGHLIGHTS


                                                                                                                FOR THE PERIOD
                                                                                     SIX MONTHS             MAY 26, 2004,(1)<F17>
                                                                                       ENDED                       THROUGH
                                                                                   JUNE 30, 2005              DECEMBER 31, 2004
                                                                                   -------------              -----------------
                                                                                    (UNAUDITED)
PER SHARE DATA:
Net Asset Value, beginning of period                                                   $10.60                      $10.00
                                                                                       ------                      ------
Income from investment operations:
     Net investment loss                                                                (0.03)                      (0.02)
     Net realized and unrealized gain on investments                                     0.33                        0.62
                                                                                       ------                      ------
     Total from investment operations                                                    0.30                        0.60
                                                                                       ------                      ------
Net Asset Value, end of period                                                         $10.90                      $10.60
                                                                                       ------                      ------
                                                                                       ------                      ------
Total Return                                                                             2.83%(3)<F19>               6.00%(3)<F19>
Supplemental data and ratios:
     Net assets, end of period (000's)                                                 $4,995                      $1,362
     Ratio of operating expenses to average net assets
     including dividends on short positions:
          Before expense waiver                                                          7.72%(2)<F18>              43.30%(2)<F18>
          After expense waiver                                                           1.76%(2)<F18>               1.62%(2)<F18>
     Ratio of operating expenses to average net assets
     excluding dividends on short positions:
          Before expense waiver                                                          7.36%(2)<F18>              43.08%(2)<F18>
          After expense waiver                                                           1.40%(2)<F18>               1.40%(2)<F18>
     Ratio of net investment income to average net assets
          Before expense waiver                                                         (6.67)%(2)<F18>            (42.14)%(2)<F18>
          After expense waiver                                                          (0.71)%(2)<F18>             (0.46)%(2)<F18>
     Portfolio turnover rate(4)<F20>                                                   265.15%                     501.71%(3)<F19>




(1)<F17>  Commencement of Operations.
(2)<F18>  Annualized.
(3)<F19>  Not Annualized.
(4)<F20> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

                     See notes to the financial statements.

THE MERGER FUND VL
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

NOTE 1 -- ORGANIZATION
   The Merger Fund VL (the "Fund") is a no-load, open-end, non-diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on May 26, 2004. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Shares of the Fund are not offered directly to the public. The Fund's shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2005 97.8% of the shares outstanding of the Fund were owned by one insurance company.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation
   Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the higher of the intrinsic value of the option or the last reported composite sale price. Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Securities for which there are no transactions are valued at the average of the closing bid and asked prices. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein), subject to the supervision of the Board of Trustees, reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. When fair-valued pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. At June 30, 2005, the Adviser did not fair value any long securities. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Short Positions
   The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

   The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C. Transactions with Brokers for Short Sales
   The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with one major securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D. Federal Income Taxes
   No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

E. Written Option Accounting
   The Fund writes (sells) call options to hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the mean of the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F. Purchased Option Accounting
   The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the mean of the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G. Forward Currency Exchange Contracts
   The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H. Distributions to Shareholders
   Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss deferrals, constructive sales, straddle loss deferrals, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2004. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

I. Use of Estimates
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J. Foreign Securities
   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K. Foreign Currency Translations
   The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L. When-Issued Securities
   The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M. Guarantees and Indemnifications
   In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Other
   Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS
   The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated July 1, 2003. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Certain officers of the Fund are also officers of the Adviser.

   The Adviser has agreed to reduce its fees and reimburse the Fundto the extent total annualized expenses exceed 1.40% of average daily net assets. The agreement expires on July 1, 2013. The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund's operating expenses, excluding dividends on short positions and interest expense, to exceed the cap on expenses. For the six months ended June 30, 2005 the Adviser reimbursed $97,547 to the Fund.

   Reimbursed expenses subject to potential recovery by year of expiration is as follows:

                YEAR OF EXPIRATION                 POTENTIAL RECOVERY
                ------------------                 ------------------
                     12/31/07                           $214,818
                     12/31/08                           $ 97,547

   U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST
   The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

   Changes in shares of beneficial interest were as follows:


                                               SIX MONTHS ENDED                          PERIOD ENDED
                                                JUNE 30, 2005                         DECEMBER 31, 2004
                                          --------------------------              --------------------------
                                          SHARES              AMOUNT              SHARES              AMOUNT
                                          ------              ------              ------              ------
          Sold                             349,075          $3,726,468             119,198          $1,191,029
          Redeemed                         (19,311)           (207,204)               (713)             (7,257)
                                           -------          ----------             -------          ----------
          Net Increase                     329,764          $3,519,264             118,485          $1,183,772
                                           -------          ----------             -------          ----------
                                           -------          ----------             -------          ----------


NOTE 5 -- INVESTMENT TRANSACTIONS
   Purchases and sales of securities for the six months ended June 30, 2005 (excluding short-term investments, options and short positions) aggregated $10,653,755 and $7,190,351, respectively. There were no purchases or sales of U.S. Government Securities.

   At December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

     Cost of investments                                    $1,135,522
                                                            ----------
                                                            ----------
     Gross unrealized appreciation                          $   49,084
     Gross unrealized depreciation                              (9,681)
                                                            ----------
     Net unrealized appreciation                            $   39,403
                                                            ----------
                                                            ----------
     Undistributed ordinary income                          $   60,588
     Undistributed long-term capital gains                          --
                                                            ----------
     Total distributable earnings                           $   60,588
                                                            ----------
                                                            ----------
     Other accumulated losses and temporary differences     $  (22,230)
                                                            ----------
     Total accumulated earnings                             $   77,761
                                                            ----------
                                                            ----------

   The Merger Fund VL had a post-October currency loss deferral of $1,105 as of December 31, 2004.

NOTE 6 -- OPTION CONTRACTS WRITTEN
   The premium amount and the number of option contracts written during the six months ended June 30, 2005, were as follows:

                                                    PREMIUM         NUMBER OF
                                                     AMOUNT         CONTRACTS
                                                     ------         ---------
     Options outstanding at December 31, 2004      $  17,132             70
     Options written                                 158,111            908
     Options closed                                  (26,745)          (199)
     Options exercised                              (113,802)          (540)
     Options expired                                 (18,492)           (88)
                                                   ---------          -----
     Options outstanding at June 30, 2005          $  16,204            151
                                                   ---------          -----
                                                   ---------          -----

NOTE 7 -- FORWARD CURRENCY EXCHANGE CONTRACTS
   At June 30, 2005, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized appreciation of $6,586 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:


 SETTLEMENT            CURRENCY TO                U.S. $ VALUE AT          CURRENCY TO             U.S. $ VALUE AT
    DATE              BE DELIVERED                 JUNE 30, 2005           BE RECEIVED              JUNE 30, 2005
-----------           ------------                ---------------          -----------             --------------
   8/19/05           24,310   British Pounds          $ 43,494           43,831   U.S. Dollars         $ 43,831
   8/31/05           54,400   British Pounds            97,296           98,788   U.S. Dollars           98,788
   9/16/05          176,307   British Pounds           315,239          319,428   U.S. Dollars          319,428
   7/21/05           65,632   Canadian Dollars          53,606           52,910   U.S. Dollars           52,910
   9/30/05          323,350   Canadian Dollars         264,645          259,174   U.S. Dollars          259,174
   8/26/05           82,650   Euros                    100,279          103,575   U.S. Dollars          103,575
   7/19/05          418,450   Swedish Krona             53,624           57,018   U.S. Dollars           57,018
   9/30/05          138,600   Swedish Krona             17,839           17,884   U.S. Dollars           17,884
                                                      --------                                         --------
                                                      $946,022                                         $952,608
                                                      --------                                         --------
                                                      --------                                         --------


NOTE 8 -- EQUITY SWAP CONTRACTS
   The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

   The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

   Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

   Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At June 30, 2005, the Fund had the following open equity swap contracts:



                                                                                              UNREALIZED APPRECIATION
  TERMINATION DATE                SECURITY                               SHARES                    (DEPRECIATION)
  ---------------                 --------                               ------                    --------------
      8/09/05       Allied Domecq                                         32,350                      $ (8,388)
      12/31/05      London Stock Exchange                                  1,650                            74
      12/31/05      London Stock Exchange                                  2,750                          (438)
      8/30/05       Scottish Radio                                         5,000                        (1,276)
      7/15/05       Skandia Forsakrings AB July Call                     (10,100)                       (1,847)
      9/16/05       Skandia Forsakrings AB September Call                 (3,300)                          (22)
      9/30/05       Telesystems Internation Wireless Inc.                 16,200                           810
                                                                                                      --------
                                                                                                      $(11,087)
                                                                                                      --------
                                                                                                      --------

   For the six months ended June 30, 2005, the Fund realized losses of $758 upon the termination of equity swap contracts.

THE MERGER FUND VL
APPROVAL OF ADVISORY CONTRACT

   On April 19, 2005, at a meeting called for the purpose of voting on such approval, the Board of Trustees, including all of the Trustees who are not parties to the Advisory Contract or interested persons of any such party (the non-interested Trustees), approved the continuance of the Advisory Contract for the Fund. In so doing, the Board studied materials specifically relating to the Advisory Contract provided by the Adviser, counsel to the non-interested Trustees and counsel to the Fund. The Board considered a variety of factors, including the following:

   The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund pursuant to the Advisory Contract, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial-reporting controls; and adherence to the Fund's investment objectives, policies and restrictions. The Board also reviewed the Adviser's methodology, research and analysis that it employs in selecting investments for the Fund. The Board considered the non-traditional nature of the Fund's investment approach, the specialized expertise and experience of the Fund's portfolio managers and the difficulty, were it warranted, of selecting an alternative adviser. The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Contract.

   The Board also evaluated the investment performance of the Fund relative to the S&P 500 Index and a group of alternative-investment mutual funds, including those that engage in merger arbitrage, since the Fund's inception.

   Additionally, the Board reviewed information on the fee structure of the Advisory Contract, including the costs of the services to be provided and the profits to be realized by the Adviser and its affiliate from their relationship with the Fund, as evidenced by the Adviser's profitability analysis. The profitability analysis consisted of income and expenses by category since the Fund's inception, less expenses allocated to other funds managed by the Adviser's affiliate, adjusted total expenses, net income and profit margin. The Board also reviewed comparisons of the rates of compensation paid to a group of alternative-investment funds and Lipper data relating to average expenses and advisory fees for comparable funds, and the benefit to the Adviser of the Fund's soft-dollar arrangements. Based on the information provided, the Board determined that the Fund has been unprofitable to the Adviser, and, hence, the Fund's fee structure was reasonable compared to funds with similar investment goals and strategies. It was noted that the Fund's management fees and expense ratio (after the fee waiver and expense reimbursement) are within the average range compared to its peer funds. The Board also considered the fact that the Adviser has agreed to waive a portion of its fees and noted that the fee waiver could be discontinued at any time after July 1, 2013.

   The Board considered the issue of economies of scale and noted that, given the very small size of the Fund, consideration of fee breakpoints was premature.

   Based on its evaluation, in consultation with independent counsel, of all material aspects of the Advisory Contract, including the foregoing factors and such other information believed to be reasonably necessary to evaluate the terms of the Advisory Contract, the Board, including all of the non-interested Trustees voting separately, concluded that the continuation of the Advisory Contract would be in the best interest of the Fund's shareholders, and determined that the compensation to the Adviser provided for in the Advisory Contract is fair and reasonable.

THE MERGER FUND VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund's Transfer Agent at 1-800-343-8959 or by visiting the SEC's website at www.sec.gov. Information
                                                      -----------
regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2005 will be available after August 31, 2005 on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied
                                      -----------
at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT AND SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN
     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES
     Frederick W. Green
     Michael J. Downey
     James P. Logan, III

EXECUTIVE OFFICERS
     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary
     Roy D. Behren, Chief Compliance Officer

COUNSEL
     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

     (a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

     (b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

 Not Applicable.

                         SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  The Merger Fund VL
                   ------------------

     By (Signature and Title) /s/ Frederick W. Green
                              ----------------------
                              Frederick W. Green, President

     Date   August 12, 2005
            ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick W. Green
                              ----------------------
                              Frederick W. Green, President

     Date  August 12, 2005
           ---------------

     By (Signature and Title) /s/ Bonnie L. Smith
                              -------------------
                              Bonnie L. Smith, Treasurer

     Date  August 12, 2005
           ---------------